Benefits offered to employees	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Benefits offered to employees

24 Benefits offered to employees

24.1 Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

The amounts recognized in profit or loss were:

		2024	2023

Health care	AM	301	272
Pension plan		114	118
Transport		92	91
Meals	AL	66	70
Life insurance		12	12
Training		19	22
Other		21	26
		625	611

24.2 Long-term incentive plan (“ILP Plan”)

The Company offers share-based Long-Term Incentive Plans through the granting of Restricted Shares or Cash Settlement (“LTI Plan”), to align the interests of shareholders and executive officers (participants) and to promote their continued employment at the Company.

The grant is subject to the voluntary investment of own financial resources by participants in the shares issued by the Company (tickers BRKM5 or BAK). To acquire the right, participants must maintain their employment relationship with the Company and hold uninterruptedly the shares acquired during the three-year vesting period.

When the conditions to obtain the right are met, the Company transfers to participants the number of restricted shares to which they are entitled, when applicable, which are held in treasury or acquired through repurchase program. If the transfer of restricted shares is not possible, the Company will pay to participants, in cash, the amount equivalent to the shares granted at the Reference Share Price traded on stock exchange.

The fair value of shares on the grant date is recognized on a straight-line basis under personnel expenses during the vesting period, reflecting the expected number of shares that will meet the conditions to obtain the right, in such a way that the end amount recognized as an expense is based on the number of shares that effectively meet the conditions on the vesting date.

The form of settlement of the ILP Plan determines the corresponding entry of expenses, which is recognized under equity for payment of shares and recognized under liabilities for cash payment, with the liability remeasured on each reporting date and on the settlement date, based on the American Depositary Receipt price. Any changes in the fair value of the liability are recognized as personnel expenses.

The programs listed below were approved by the Board of Directors under the terms and conditions of the Long-Term Incentive Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired.

Flat	Grant Date	End of Grace Period	Settlement Method	Qty. on 12/31/2022	Granted quantities	(-) Canceled	(-) Exercised		Qty. on 12/31/2023	(+) Granted	(-) Canceled	(-) Exercised	Qty on 12/31/2024	Fair value of the share R$*

2021 Plan	05/10/21	05/10/24	Shares	548,290	-	(31,751)	-		516,539	-	(9,173)	(507,366)	-
2021 Plan	05/10/21	05/10/24	Cash	144,779	-	(3,879)	-		140,900	-	(948)	(139,952)	-

2022 Plan	05/17/22	05/17/25	Shares	537,870	-	(32,462)	-	-	505,408	-	(9,488)	(116,140)	379,780	44.15
2022 Plan	05/17/22	05/17/25	Cash	132,902	-	(1,115)	-	-	131,787	-	(9,774)	(1,501)	120,512	23.53

2023 Plan	09/06/23	09/06/26	Shares	-	931,050	-	-	-	931,050	-	(23,076)	(337,838)	570,136	23.02
2023 Plan	09/06/23	09/06/26	Cash	-	213,400	(5,080)	(114)	-	208,206	-	(22,332)	(4,052)	181,822	23.53

2024 Plan	06/05/24	06/06/27	Shares	-	-	-	-	-	-	1,500,574	-	(546,055)	954,519	18.19
2024 Plan	06/05/24	06/06/27	Cash	-	-	-	-	-	-	350,753	(13,621)	(1,629)	335,503	23.53
(*)	Values in monetary units.

On December 31, 2024, the amount recorded in equity is R$ 24 (2023: R$ 37).

24.3 Post-employment benefits

(i)	Defined contributions plans

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

(ii)	Defined benefit plans

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets.

The calculation of the obligation of the defined benefit plan is made annually by a qualified actuary using the projected unit credit method. When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive (loss) income.

(iii)	Health care

The Company’s net obligation for health care is the estimated amount of future benefit that employees will receive in return for services provided in the prior periods. Such amount is discounted to its present value and remeasurements are recognized in profit or loss for the year.

The calculation of health care obligations mainly considers the Company’s participants aging and premium history, medical cost inflation and new technologies.

(a) Amounts in statement of financial position

	2024	2023
Defined benefit
Novamont Braskem America	70	57
Pension plan Braskem Idesa	33	30
Pension plan Braskem Europe and Netherlands	190	165
	293	252

Health care (i)	325	368
Bradesco	325	368
Total obligations	618	620

Fair value of plan assets	(67)	(53)

Net balance (non-current liabilities)	551	567

(i)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

(b) Change in obligations and fair value

			2024			2023
	Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total

Balance at beginning of year	368	252	620	322	229	551
Current service cost	5	9	14	5	8	13
Interest cost	31	14	45	29	13	42
Benefits paid	(17)	(7)	(24)	(15)	(6)	(21)
Actuarial losses (gain)	(62)	4	(58)	27	-	27
Exchange variation	-	21	21	-	8	8
Balance at the end of the year	325	293	618	368	252	620

On December 31, 2024, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(c) Actuarial assumptions

						(%)
			2024			2023
	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands

Discount rate	7.46	3.10	3.10	5.35	3.60	4.15
Inflation rate	3.00	2.00	2.00	3.00	2.00	2.00
Rate of increase in future salary levels	n/a	3.25	3.25	n/a	3.25	3.25
Rate of increase in future pension plan	n/a	2.25	2.25	n/a	2.25	2.25
Aging factor	2.50	n/a	n/a	2.50	n/a	n/a
Medical inflation	3.25	n/a	n/a	3.25	n/a	n/a
Duration (in years)	12.12	n/a	n/a	12.10	n/a	n/a

(d) Sensitivity analysis

							Impact on the defined benefit obligation
		Assumptions change			Assumptions increase			Assumptions reduction
	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands	care	Europe	Netherlands
Discount rate	1.0%	0.25%	0.25%	28	(7)	-	33	7	4
Rate of increase in future pension plan	1.0%	0.25%	0.25%	(8)	5	-	(8)	(5)	-
Life expectancy	1.0%	1 year	1 year	41	5	-	(34)	(5)	-